EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Equity investments designated at fair value through other comprehensive income
Equity investment designated at fair value through other comprehensive income	¥ 1,729,825
Non current portion
Available-for-sale financial investments, non current		¥ 1,928,201
Gross loss (gain) of available-for-sale investments recognized in other comprehensive income		(5,206)	¥ 104,103
Capital contribution commitment	542,800	374,800
Size industry investment fund
Non current portion
Capital contribution commitment	¥ 3,300,000
Investment to fund		1,848,000
Number of investments | item	4
Number of associates | item	2
Number of joint ventures | item	2
Total capital contribution	¥ 5,600,000
Capital contribution	3,350,000
BOCOMM TRUST
Non current portion
Capital contribution commitment	6,700,000
BOCOMM TRUST | Size industry investment fund
Non current portion
Capital contribution	1,650,000
At fair values
Equity investments designated at fair value through other comprehensive income
Listed equity investments	6,441
Unlisted investments	1,723,384
Equity investment designated at fair value through other comprehensive income	¥ 1,729,825
Non current portion
Listed equity investments		9,701
Other unlisted investments		1,848,000
Available-for-sale financial investments, non current		1,857,701
Stated at cost
Non current portion
Unlisted equity investments		73,211
Available-for-sale financial investments, non current		70,500
Stated at cost | Available-for-sale financial investments | Financial assets available-for-sale
Non current portion
Less: provision for impairment		¥ (2,711)